STRATUS FUND, INC.


                             Equity Income Portfolio
                         Government Securities Portfolio
                         Capital Appreciation Portfolio
                     Intermediate Government Bond Portfolio
                            International Portfolio

                               Semi-Annual Report
                                December 31, 1996

                               [GRAPHIC OMITTED]


                  SCHEDULE OF INVESTMENTS
                      GROWTH PORTFOLIO...........................   1
                      GOVERNMENT SECURITIES PORTFOLIO............   5
                      CAPITAL APPRECIATION PORTFOLIO.............   6
                      INTERMEDIATE GOVERNMENT BOND PORTFOLIO.....   9
                      INTERNATIONAL PORTFOLIO....................  10

                  STATEMENT OF ASSETS AND LIABILITIES............
                      GROWTH PORTFOLIO...........................  14
                      GOVERNMENT SECURITIES PORTFOLIO............  14
                      CAPITAL APPRECIATION PORTFOLIO.............  14
                      INTERMEDIATE GOVERNMENT BOND PORTFOLIO.....  15
                      INTERNATIONAL PORTFOLIO....................  15

                  STATEMENT OF OPERATIONS........................  16

                  STATEMENTS OF CHANGES IN NET ASSETS
                      GROWTH PORTFOLIO...........................  17
                      GOVERNMENT SECURITIES PORTFOLIO............  17
                      CAPITAL APPRECIATION PORTFOLIO.............  18
                      INTERMEDIATE GOVERNMENT BOND PORTFOLIO.....  18
                      INTERNATIONAL PORTFOLIO....................  19

                  FINANCIAL HIGHLIGHTS
                      GROWTH PORTFOLIO...........................  20
                      GOVERNMENT SECURITIES PORTFOLIO............  21
                      CAPITAL APPRECIATION PORTFOLIO.............  22
                      INTERMEDIATE GOVERNMENT BOND PORTFOLIO.....  23
                      INTERNATIONAL PORTFOLIO....................  24

                  NOTES TO FINANCIAL STATEMENTS..................  25

                               STRATUS FUND, INC.
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

                                GROWTH PORTFOLIO

                                                         PERCENT
                                                         OF NET           MARKET
    SHARES     COMMON STOCK              89.43%          ASSETS            VALUE
  ---------    ---------------------------------       -----------     ---------

               AUTO/TRUCK/PARTS                           1.64%
               ------------------------------------------------
     20,000    AUTOZONE, INC.*                                        $  550,000
                                                                       ---------

               BUILDING MATERIALS/CONSTRUCTION            4.81%
               ------------------------------------------------
     12,000    GENERAL ELECTRIC COMPANY                                1,186,500
       7,000   VULCAN MATERIALS COMPANY                                  426,125
                                                                       ---------
                                                                       1,612,625
                                                                       ---------
               CHEMICALS                                  1.29%
               ------------------------------------------------
   12,000      NALCO CHEMICAL COMPANY                                    433,500
                                                                       ---------

               COMPUTERS                                  9.07%
               ------------------------------------------------
    8,000      CISCO SYSTEMS, INC.*                                      509,000
   14,000      ELECTRONIC DATA SYSTEMS                                   605,500
    4,000      INTERNATIONAL BUSINESS MACHINES CORPORATION               604,000
   11,000      MICROSOFT CORPORATION*                                    908,875
   10,000      ORACLE CORPORATION*                                       417,500
                                                                       ---------
                                                                       3,044,875
                                                                       ---------
               COSMETICS/PERSONAL CARE                    1.97%
               ------------------------------------------------
   10,000      GILLETTE COMPANY                                          777,500
                                                                       ---------
               ELECTRICAL EQUIPMENT                       2.60%
               ------------------------------------------------
    9,000      EMERSON ELECTRIC COMPANY                                  870,750
                                                                       ---------
               ELECTRONICS                                5.97%
               ------------------------------------------------
   13,000      HEWLETT-PACKARD COMPANY                                   653,250
    7,000      INTEL CORPORATION                                         916,563
    7,000      MOTOROLA, INC.                                            429,625
                                                                       ---------
                                                                       1,999,438
                                                                       ---------
* INDICATES NONINCOME-PRODUCING SECURITY.

                                STRATUS FUND, INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)

                                 GROWTH PORTFOLIO

                                                        PERCENT
                                                         OF NET           MARKET
    SHARES             COMMON STOCK (CONTINUED)          ASSETS            VALUE
  ---------    ---------------------------------       -----------     ---------
               ENTERTAINMENT/LEISURE                      1.48%
               ------------------------------------------------
   15,000      CARNIVAL CORPORATION CLASS A                          $   495,000
                                                                       ---------
               FINANCIAL SERVICES                         7.14%
               ------------------------------------------------
   24,000      BARNETT BANK, INC                                         987,000
    8,000      DEAN WITTER DISCOVER                                      530,000
   17,010      MERCANTILE BANCORPORATION                                 873,888
                                                                       ---------
                                                                       2,390,888
                                                                       ---------
               FOOD/BEVERAGE/TABACCO                      4.62%
               ------------------------------------------------
   10,000      COCA COLA COMPANY                                         526,250
   16,000      PEPSICO, INC.                                             468,000
   17,000      SYSCO CORPORATION                                         554,625
                                                                       ---------
                                                                       1,548,875
                                                                       ---------
               FOOD PROCESSING                            2.52%
               ------------------------------------------------
   17,000      CONAGRA, INC.                                             845,750
                                                                       ---------

               GAS - DISTRIBUTION                     1.64%
               ------------------------------------------------
     15,000    QUESTAR CORPORATION                                       551,250
                                                                       ---------

               HOUSEHOLD PRODUCTS/WARE                    2.20%
               ------------------------------------------------
       8,000   COLGATE-PALMOLIVE COMPANY                                 738,000
                                                                       ---------

               INSURANCE                                  9.23%
               ------------------------------------------------
    8,000      AMERICAN INTERNATIONAL GROUP, INC.                        866,000
   11,000      ALLSTATE CORPORATION                                      636,625
    5,500      GENERAL RE CORPORATION                                     67,625
   16,000      TRAVELERS GROUP, INC.                                     726,000
                                                                       ---------
                                                                       3,096,250
                                                                       ---------
               MACHINE/TOOLS                              2.40%
               ------------------------------------------------
   16,000      DOVER CORPORATION                                         804,000
                                                                       ---------

                                STRATUS FUND, INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)

                                 GROWTH PORTFOLIO

                                                        PERCENT
                                                         OF NET           MARKET
    SHARES               COMMON STOCK (CONTINUED)          ASSETS          VALUE
  ---------    ---------------------------------       -----------     ---------
               MANUFACTURING                              2.36%
               ------------------------------------------------
   15,000      TYCO INTERNATIONAL, LTD.                              $   793,125
                                                                       ---------

               MEDICAL SUPPLIES/SERVICES                  1.35%
               ------------------------------------------------
     30,000    OLSTEN CORPORATION                                        453,750
                                                                       ---------

               OFFICE/BUSINESS                            1.88%
               ------------------------------------------------
   12,000      XEROX CORPORATION                                         631,500
                                                                       ---------

               OIL - FIELD SERVICES                       1.54%
               ------------------------------------------------
     12,000    ENRON CORPORATION                                         517,500
                                                                       ---------

               OIL COMPANY - INTEGRATED                   6.54%
               ------------------------------------------------
    9,000      EXXON CORPORATION                                         882,000
    6,500      MOBIL CORPORATION                                         794,625
    3,000      ROYAL DUTCH PETROLEUM COMPANY-NY SHR ADR*                 512,250
                                                                       ---------
                                                                       2,188,875
                                                                       ---------

               PACKAGING/CONTAINER                        1.69%
               ------------------------------------------------
  16,000       AVERY DENNISON CORPORATION                                566,000
                                                                       ---------

               PHARMACEUTICAL/MEDICAL                     5.71%
               ------------------------------------------------
    2,000      BRISTOL MYERS                                             217,500
   16,000      JOHNSON & JOHNSON                                         746,250
    8,000      MERCK & COMPANY, INC.                                     951,000
                                                                       ---------
                                                                       1,914,750
                                                                       ---------

               PUBLISHING/PRINTING                        1.37%
               ------------------------------------------------
    6,000      REUTERS HOLDINGS PLC (ADR)                                459,000
                                                                       ---------

               RETAIL/RETAIL STORE                        3.30%
               ------------------------------------------------
   15,000      PEP BOYS-MANNY MOE & JACK                                 461,250
   14,000      SEARS ROEBUCK & COMPANY                                   645,750
                                                                       ---------
                                                                       1,107,000
                                                                       ---------

                                STRATUS FUND, INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)

                                 GROWTH PORTFOLIO

                                                        PERCENT
                                                         OF NET           MARKET
    SHARES             COMMON STOCK (CONTINUED)          ASSETS            VALUE
  ---------    ---------------------------------       -----------     ---------
               UTILITIES                                  5.11%
               ------------------------------------------------
   24,000      ALLEGHENY POWER SYSTEM, INC.                          $   729,000
   20,000      KANSAS CITY POWER & LIGHT COMPANY                         570,000
   20,000      PACIFICORP                                                410,000
                                                                       ---------
                                                                       1,709,000
                                                                       ---------


           TOTAL INVESTMENT (COST $22,950,494)           89.43%      30,099,201
           CASH EQUIVALENTS                              10.71%       3,606,254
           OTHER ASSETS, LESS LIABILITIES               (0.14)%         (48,127)
                                                        -------      -----------
           TOTAL NET ASSETS                             100.00%     $33,657,328
                                                       =======      ===========

                                STRATUS FUND, INC.
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1996
                                    (UNAUDITED)

                          GOVERNMENT SECURITIES PORTFOLIO


   PRINCIPAL                                        PERCENT OF           MARKET
     AMOUNT                                         NET ASSETS            VALUE
------------------                                 -------------      ----------
                         U.S. GOVERNMENT SECURITIES   87.84%
                         -----------------------------------
  2,000,000     FEDERAL NATIONAL MORTGAGE ASSN., 6.05%, DUE 1/12/98   $2,000,625
  1,000,000     FEDERAL NATIONAL MORTGAGE ASSN., 6.20%, DUE 6/06/00      998,438
  2,000,000     FEDERAL NATIONAL MORTGAGE ASSN., 6.35%, DUE 6/10/05    1,959,063

  1,500,000     UNITED STATES TREASURY NOTE, 5.625%, DUE 10/31/97      1,500,702
  2,000,000     UNITED STATES TREASURY NOTE, 7.125%, DUE 10/15/98      2,042,500
  2,000,000     UNITED STATES TREASURY NOTE, 6.375%, DUE 7/15/99       2,018,125
  1,000,000     UNITED STATES TREASURY NOTE, 7.75%, DUE 11/30/99       1,044,844
  2,000,000     UNITED STATES TREASURY NOTE, 6.375%, DUE 1/15/00       2,017,500
  2,000,000     UNITED STATES TREASURY NOTE, 5.75%, DUE 10/31/00       1,973,438
  2,000,000     UNITED STATES TREASURY NOTE, 5.50%, DUE 12/31/00       1,953,750
  2,000,000     UNITED STATES TREASURY NOTE, 6.50%, DUE 5/31/01        2,022,187
  2,000,000     UNITED STATES TREASURY NOTE, 5.75%, DUE 8/15/03        1,940,000
                                                                     -----------
                                                                      21,471,172


      TOTAL INVESTMENT IN SECURITIES (COST $21,492,075)  87.84%      21,471,172
      CASH EQUIVALENTS                                   12.31%       3,008,751
      OTHER ASSETS, LESS LIABILITIES                     (0.15)%        (35,444)
                                                        --------     ----------
           TOTAL NET ASSETS                             100.00%     $24,444,479
                                                       =======       ==========

                                STRATUS FUND, INC.
                              SCHEDULE OF INVESTMENTS
                                    (UNAUDITED)

                          CAPITAL APPRECIATION PORTFOLIO

                                                        PERCENT
                                                         OF NET           MARKET
    SHARES            COMMON STOCK 90.71%                ASSETS            VALUE
------------   ---------------------------------    --------------  ------------

               CHEMICALS                                  1.49%
               ------------------------------------------------
    3,000      MISSISSIPPI CHEMICAL CORPORATION                      $    72,000
                                                                      ----------

               COMMERCIAL SERVICES                        1.74%
               ------------------------------------------------
    2,600      MANPOWER, INC.                                             84,500
                                                                      ----------

               COMPUTERS                                  9.02%
               ------------------------------------------------
    3,000      ORACLE CORPORATION *                                      125,250
    3,200      STORAGE TECHNOLOGY CORPORATION *                          152,400
    2,800      WESTERN DIGITAL CORPORATION*                              159,250
                                                                      ----------
                                                                         436,900
                                                                      ----------
               FINANCIAL SERVICES                        1.83%
               ------------------------------------------------
    1,200      FIRST UNION CORPORATION                                    88,800
                                                                      ----------

               FOOD PROCESSING                           2.84%
               ------------------------------------------------
    2,800      INTERSTATE BAKERIES                                       137,550
                                                                      ----------

               INSURANCE                                 5.69%
               ------------------------------------------------
    1,900      ALLSTATE CORPORATION                                      109,963
    2,600      CONSECO INC.                                              165,750
                                                                      ----------
                                                                         275,712
                                                                      ----------

               MACHINARY/EQUIPMENT                       1.57%
               ------------------------------------------------
    1,400      CASE CORPORATION                                           76,300
                                                                      ----------

               MANUFACTURING                             6.62%
               ------------------------------------------------
    4,700      USG CORPORATION*                                          159,213
    4,700      U.S. INDUSTRIES, INC.*                                    161,563
                                                                      ----------
                                                                         320,776
                                                                      ----------

               MEDICAL SUPPLIES/SERVICES                 1.48%
               ------------------------------------------------
    2,600      INVACARE CORPORATION                                       71,500
                                                                      ----------

* INDICATES NONINCOME-PRODUCING SECURITY.

                                STRATUS FUND, INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)

                          CAPITAL APPRECIATION PORTFOLIO

                                                        PERCENT
                                                         OF NET           MARKET
    SHARES            COMMON STOCK (CONTINUED)           ASSETS            VALUE
------------   ---------------------------------    --------------  ------------
               METALS/MINING                              2.63%
               ------------------------------------------------
    1,500      POTASH CORPORATION OF SASKATCHEWAN, INC.               $  127,500
                                                                      ----------

               OIL COMPANY EXPLORATION & PRODUCTION       9.62%
               ------------------------------------------------
    3,250      NOBLE AFFILIATES, INC.                                    155,594
    4,500      PARKER & PARSLEY PETROLEUM                                165,375
    2,800      UNITED MERIDIAN CORPORATION*                              144,900
                                                                      ----------
                                                                         465,869
                                                                      ----------
               OIL & GAS DRILLING                        7.65%
               ------------------------------------------------
    3,500      ENSCO INTERNATIONAL, INC.*                                169,750
    5,700      ROWAN COMPANIES, INC.*                                    128,963
    1,150      TRANSOCEAN                                                 72,019
                                                                      ----------
                                                                         370,732
                                                                      ----------

               OIL FIELD MACHINARY & EQUIPMENT           6.23%
               ------------------------------------------------
    2,300      COOPER CAMERON CORPORATION*                               175,950
    2,800      SMITH INTERNATIONAL, INC.*                                125,650
                                                                      ----------
                                                                         301,600
                                                                      ----------

               OIL COMPANY - INTEGRATE                   2.33%
               ------------------------------------------------
    2,000      PENNZOIL COMPANY                                          113,000
                                                                      ----------

               PUBLISHING/PRINTING                        3.31%
               ------------------------------------------------
    7,600      VALASSIS COMMUNICATION, INC.*                             160,550
                                                                      ----------

               REAL ESTATE                               11.77%
               ------------------------------------------------
    6,300      CAPSTEAD MORTGAGE CORPORATION                             151,200
    2,300      DEVELOPERS DIVERSIFIED REALTY CORPORATION                  85,387
    5,000      GENERAL GROWTH PROPERTIES                                 161,250
    4,000      PATRIOT AMERICAN HOSPITAL                                 172,500
                                                                      ----------
                                                                         570,337
                                                                      ----------

* INDICATES NONINCOME-PRODUCING SECURITY.

                                STRATUS FUND, INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)

                          CAPITAL APPRECIATION PORTFOLIO

                                                        PERCENT
                                                         OF NET           MARKET
    SHARES            COMMON STOCK (CONTINUED)           ASSETS            VALUE
------------   ---------------------------------    --------------  ------------
               RETAIL/APPAREL                            14.89%
               ------------------------------------------------
    2,200      BARNES & NOBLE, INC. *                                 $   59,400
    1,200      HOME DEPOT, INC.                                           60,150
    5,500      LANDS' END*                                               145,750
    4,800      REVCO D.S., INC.*                                         177,600
    3,400      TJX COMPANIES, INC.                                       161,075
    1,200      TOMMY HILFIGER CORPORATION*                                57,600
    2,600      WAL-MART STORES, INC.                                      59,474
                                                                      ----------
                                                                         721,049
                                                                      ----------


           TOTAL INVESTMENT IN SECURITIES (COST $3,780,853) 90.71%     4,394,675
           CASH EQUIVALENTS                                  7.97%       386,328
           OTHER ASSETS, LESS LIABILITIES                    1.32%        63,808
                                                           -------     ---------
           NET ASSETS                                      100.00%    $4,844,811
                                                           =======     =========


* INDICATES NONINCOME-PRODUCING SECURITY.

                                STRATUS FUND, INC.
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1996
                                    (UNAUDITED)

                      INTERMEDIATE GOVERNMENT BOND PORTFOLIO


      PRINCIPAL                                      PERCENT OF           MARKET
        AMOUNT                                       NET ASSETS            VALUE
    -------------                                   ------------       ---------
                          U.S. GOVERNMENT SECURITIES     92.77%
                         --------------------------------------

        600,000     UNITED STATES TREASURY NOTE, 8.00%, DUE 1/15/97  $   600,468
        250,000     UNITED STATES TREASURY NOTE, 7.375%, DUE 11/15/97    253,594
        200,000     UNITED STATES TREASURY NOTE, 7.875%, DUE 4/15/98     205,219
        950,000     UNITED STATES TREASURY NOTE, 7.125%, DUE 10/15/98    970,187
        700,000     UNITED STATES TREASURY NOTE, 6.375%, DUE 1/15/99     706,563
        300,000     UNITED STATES TREASURY NOTE, 6.375%, DUE 5/15/99     302,578
        400,000     UNITED STATES TREASURY NOTE, 6.00%, DUE 10/15/99     400,125
        400,000     UNITED STATES TREASURY NOTE, 6.375%, DUE 1/15/00     403,500
        500,000     UNITED STATES TREASURY NOTE, 7.125%, DUE 2/29/00     514,765
        750,000     UNITED STATES TREASURY NOTE, 6.125%, DUE 7/31/00     750,117
        500,000     UNITED STATES TREASURY NOTE, 6.25%, DUE 10/31/01     500,469
                                                                      ----------
                                                                       5,607,585



           TOTAL INVESTMENT IN SECURITIES (COST $5,587,200)  92.77%   5,607,586
           CASH EQUIVALENTS                                   5.37%     324,862
           OTHER ASSETS, LESS LIABILITIES                     1.86%     111,841
                                                            -------  ----------
           NET ASSETS                                       100.00%  $6,044,289
                                                            =======   =========

                                STRATUS FUND, INC.
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1996
                                    (UNAUDITED)

                              INTERNATIONAL PORTFOLIO


  PRINCIPAL                                             PERCENT OF        MARKET
   AMOUNT      COMMON STOCK           100.54%           NET ASSETS         VALUE
------------   ---------------------------------    --------------  ------------

               AUTO/TRUCK PARTS                           4.18%
               ------------------------------------------------
   10,300      NISSAN MOTOR CO. ADR                                   $  122,312
    5,700      PSA PEUGEOT ADR                                           160,077
                                                                        --------
                                                                         282,389
                                                                        --------

               BROADCASTING/MEDIA                         4.47%
               ------------------------------------------------
    4,300      CARLTON COMMUNICATIONS PLC                                191,350
    5,300      NEWS CORP LTD ADR                                         110,638
                                                                        --------
                                                                         301,988
                                                                        --------

               BUILDING MATERIALS/CONSTRUCTION            1.67%
               ------------------------------------------------
    6,400      WILLIAMS HOLDINGS ADR                                     112,863
                                                                        --------

               CHEMICALS                                  6.65%
               ------------------------------------------------
    3,700      BASF AG ADR                                               142,323
    3,400      NORSK HYDRO ADR                                           182,325
    2,300      QUIMICA MIN CHILI SA                                      124,488
                                                                        --------
                                                                         449,136
                                                                        --------
               DIVERSIFIED OPERATIONS                     2.99%
               ------------------------------------------------
    2,600      CIE GENERALE ADR                                           64,315
    3,100      STET SOCIETAL ADR                                         137,562
                                                                        --------
                                                                         201,877
                                                                        --------
               ELECTRONICS                                1.92%
               ------------------------------------------------
    1,400      HITACHI LTD ADR                                          129,500
                                                                        --------

* INDICATES NONINCOME-PRODUCING SECURITY.

                                STRATUS FUND, INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)

                              INTERNATIONAL PORTFOLIO

                                                        PERCENT
                                                         OF NET           MARKET
    SHARES             COMMON STOCK (CONTINUED)          ASSETS            VALUE
------------   ---------------------------------    --------------  ------------
               INTERNATIONAL PORTFOLIO                    1.97%
               ------------------------------------------------
    3,400      ALLIED IRISH BANKS                                   $   133,450
                                                                        --------
               FINANCIAL SERVICES                        17.58%
               ------------------------------------------------
    4,200      AUSTRALIA & NEW ZEALAND BANK                              130,725
    6,785      BANCO FRANCES DEL RI                                      186,588
   20,500      WEBS - JAPAN*                                             267,781
   15,000      WEBS - SWITZERLAND*                                       180,000
    2,500      NATIONAL WESTMINISTER                                     173,750
      900      SANWA BANK LTD ADR                                        122,511
    2,000      BANCO SANTANDER ADR*                                      127,000
                                                                        --------
                                                                       1,188,355
                                                                       ---------
               HOLDING COMPANY                           17.07%
               ------------------------------------------------
    7,700      WEBS - MALAYSIA*                                          116,463
    3,800      COUNTRYBASKETS - AUSTRALIA*                                81,700
    3,700      COUNTRYBASKETS - FRANCE*                                  153,087
    5,500      COUNTRYBASKETS - GERMANY*                                 206,938
    8,700      COUNTRYBASKETS - HONG KONG*                               287,100
    6,500      COUNTRYBASKETS - UNITED KINGDOM*                          308,750
                                                                       ---------
                                                                       1,154,038
                                                                       ---------
               INSURANCE                                  1.72%
               ------------------------------------------------
    2,100      ZURICH VERSI ADR*                                         116,550
                                                                       ---------

               IRON/STEEL                                 2.08%
               ------------------------------------------------
    4,900      KAWASAKI STEEL ADR                                        140,579
                                                                       ---------

               MANUFACTURING                              1.65%
               ------------------------------------------------
    6,200      CONTINENTAL AG ADR                                        111,439
                                                                       ---------

               MEDICAL SUPPLIES/SERVICES                  1.95%
               ------------------------------------------------
    6,700      EISAI COMPANY LTD ADR                                     131,610
                                                                       ---------

               OFFICE/BUSINESS                            3.73%
               ------------------------------------------------
    4,400      RICOH CO LTD                                              252,089
                                                                       ---------

* INDICATES NONINCOME-PRODUCING SECURITY.

                                STRATUS FUND, INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)

                              INTERNATIONAL PORTFOLIO

                                                        PERCENT
                                                         OF NET           MARKET
    SHARES            COMMON STOCK (CONTINUED)           ASSETS            VALUE
------------   ---------------------------------    --------------  ------------
               OIL/GAS                                    6.73%
               ------------------------------------------------
    3,300      ENI S.P.A. ADR*                                       $   170,363
    2,900      ELF AQUITAINE SA ADR                                      131,225
    1,500      SHELL TRANSPORTATION & TRADING                            153,563
                                                                       ---------
                                                                         455,151
                                                                       ---------
               PUBLISHING/PRINTING                        6.17%
               ------------------------------------------------
    6,300      ELSEVIER NV                                               212,625
    9,800      VNU-VER NED BEZIT                                         204,528
                                                                       ---------
                                                                         417,153
                                                                       ---------
               REAL ESTATE                                4.85%
               ------------------------------------------------
   14,000      HONG KONG LAND HOLDINGS                                   194,600
                                                                       ---------
                                                                         327,911
                                                                       ---------
               RECREATION                                 1.75%
               ------------------------------------------------
    5,200      RESORTS WORLD BHD ADR                                     118,392
                                                                       ---------
               RETAIL STORE                               2.09%
               ------------------------------------------------
  115,400      CIFRA SA DE CV*                                           141,019
                                                                       ---------
               TELECOMMUNICATIONS                         3.39%
               ------------------------------------------------
    1,400      TELECOM CORPORATION OF NEW ZEALAND                        113,400
    3,500      TELEFONOS DE MEXICO ADR                                   115,500
                                                                       ---------
                                                                         228,900
                                                                       ---------
               TRANSPORTATION                             1.96%
               ------------------------------------------------
    8,500      KEPPEL CORPORATION LTD ADR                                132,468
                                                                       ---------

* INDICATES NONINCOME-PRODUCING SECURITY.

                                STRATUS FUND, INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)

                              INTERNATIONAL PORTFOLIO

                                                        PERCENT
                                                         OF NET           MARKET
    SHARES            COMMON STOCK (CONTINUED)           ASSETS            VALUE
------------   ---------------------------------    --------------  ------------

               UTILITIES - TELECOMMUNICATIONS             2.46%
               ------------------------------------------------
    2,400      TELEFONICA DE ESPANA ADR                              $   166,200
                                                                       ---------

               WHOLESALE SPECIAL LINE                     1.51%
               ------------------------------------------------
    1,900      ITOCHU CORPORATION                                        101,818
                                                                       ---------


           TOTAL INVESTMENT IN SECURITIES (COST $6,731,372)100.54%    6,794,875
           CASH EQUIVALENTS                                0.08%          5,097
           OTHER ASSETS, LESS LIABILITIES                 (0.62)%       (41,651)
                                                         -------      ---------
           TOTAL NET ASSETS                              100.00%     $6,758,321
                                                         =======      =========

                               STRATUS FUND, INC.
                       Statement of Assets and Liabilities
                                December 31, 1996
                                   (Unaudited)

                                                         Government      Capital
                                             Growth      Securities    Appreciation
Assets:                                    Portfolio     Portfolio      Portfolio
                                          ------------- -------------  -------------
  Investments in securities, at market
   value (cost $22,950,494, 21,492,075,
     and 3,780,852)                        $30,099,201    21,471,172      4,394,675
  Cash equivalents                           3,606,254     3,008,751        386,328
  Accrued interest and dividends receivable     46,335       326,329          7,679
  Receivable for securities sold                  -             -           728,554
  Receivable for fund shares sold                8,231         7,004          2,992
                                          ------------- -------------  -------------
       Total assets                         33,760,021    24,813,256      5,520,227
                                          ------------- -------------  -------------

Liabilities:
  Accrued expenses, including investment
    management and service fees payable
    to adviser and administrator (note 3)       16,588        15,395          9,542
  Distributions payable to shareholders            -             -           18,673
   Payable for securities purchased                -             -          639,295
   Payable for fund shares redeemed             86,105       353,382          7,906
                                          ------------- -------------  -------------
          Total liabilities                    102,693       368,777        675,416
                                          ------------- -------------  -------------
Net assets applicable to outstanding
capital stock                              $33,657,328    24,444,479      4,844,811
                                          ============= =============  =============

Net assets are represented by:
  Capital stock outstanding, at par (note 5)     2,330         2,514            346
  Additional paid-in capital                25,895,608    24,884,610      4,262,121
  Accumulated undistributed net
      investment income (loss)                   4,045        13,388       (37,238)
  Accumulated undistributed net realized
      gain (loss) on investments               606,638     (435,130)          5,760
  Unrealized appreciation
(depreciation)  (note 4)                     7,148,707      (20,903)        613,822
                                          ------------- -------------  -------------
       Total net assets applicable
         to shares outstanding             $33,657,328    24,444,479      4,844,811
                                          ============= =============  =============

  Shares outstanding and net asset value
   per share
  Shares of capital stock outstanding:
    2,329,595, 2,513,720, and 345,797
    respectively (note 5)                       $14.45          9.72          14.01
                                          ============= =============  =============

See accompanying notes to financial statements.

                            STRATUS FUND, INC.
                    Statement of Assets and Liabilities
                             December 31, 1996
                                (Unaudited)

                                              Intermediate
                                               Government
                                                  Bond         International
Assets:                                        Portfolio        Portfolio
                                              -------------    -------------
  Investments in securities, at market
  value (cost $5,587,200 and 6,731,372)         $5,607,586        6,794,875
  Cash equivalents                                 324,862            5,097
  Accrued interest and dividends receivable        119,214           35,803
  Receivable for fund shares sold                     -                 450
                                              -------------    -------------
       Total assets                              6,051,662        6,836,225
                                              -------------    -------------

Liabilities:
  Accrued expenses, including
  investment management and service fees
  payable to adviser and administrator (note 3)      5,667            8,577
  Payable for fund shares redeemed                   1,706           69,327
                                              -------------    -------------
          Total liabilities                          7,373           77,904
                                              -------------    -------------
Net assets applicable to outstanding
capital stock                                   $6,044,289        6,758,321
                                              =============    =============

Net assets are represented by:
  Capital stock outstanding, at par (note 5)           574              669
  Additional paid-in capital                     6,135,060        6,688,918
  Accumulated undistributed net
      investment income (loss)                       5,040            (310)
  Accumulated undistributed net
      realized gain (loss) on investments         (116,771)            5,541
  Unrealized appreciation (note 4)                  20,386           63,503
                                              -------------    -------------
       Total net assets applicable
         to shares outstanding                  $6,044,289        6,758,321
                                              =============    =============

Shares outstanding and net asset value per share
  Shares of capital stock outstanding:
   574,186 and 668,871 respectively (note 5)        $10.53            10.10

                                              =============    =============

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                             Statement of Operations
                       Six Months Ended December 31, 1996
                                   (Unaudited)

                                                                     Intermediate
                                              Government   Capital   Government
                                     Growth   Securities Appreciation   Bond    International
                                    Portfolio   Portfolio Portfolio  Portfolio   Portfolio
                                    ----------  --------  ---------- ----------  -----------
Investment income:
    Dividends                        $226,835      -         18,230       -          43,082
    Interest                           52,297   701,271      10,386    206,197       18,824
                                    ----------  --------  ---------- ----------  -----------
        Total investment income       279,132   701,271      28,616    206,197       61,906
                                    ----------  --------  ---------- ----------  -----------
Expenses (note 3):
    Investment advisory fees           63,615    60,105      10,785     21,877       18,467
    Administration fees                31,808    30,073       5,048      8,425        4,015
    Accounting                          3,709     3,697       2,642      3,067         -
    Custodial fees                        -         -         3,711      3,728         -
    Securities pricing                  1,844       422       1,653         -           342
     Other operating expenses          15,167    14,607       4,089      2,624        3,629
                                    ----------  --------  ---------- ----------  -----------
        Total expenses                116,143   108,904      27,928     39,721       26,453
    Less fee waiver (note 3)          (19,086)   (18,044)    (3,028)    (5,055)      (2,409)
                                    ----------  --------  ---------- ----------  -----------
        Net expenses                   97,057    90,860      24,900     34,666       24,044
                                    ----------  --------  ---------- ----------  -----------
        Net investment income         182,075   610,411       3,716    171,531       37,862
                                    ----------  --------  ---------- ----------  -----------
Realized and unrealized gain on
  investments (note 4):
    Net realized gain (loss)          704,415   (69,207)   (99,400)      1,448        5,541
    Net unrealized appreciation
       (depreciation):
      Beginning of period           3,519,739   (282,536)   188,036   (14,824)          -
    Unrealized appreciation of
      securities received in tax-free
      exchange (note 6)             1,862,355      -         -          -               -
      End of period                 7,148,707   (20,903)    613,822     20,386       63,503
                                    ----------  --------  ---------- ----------  -----------
        Net unrealized appreciation 1,766,613   261,633     425,786     35,210       63,503
                                    ----------  --------  ---------- ----------  -----------
        Net realized and unrealized
         gain on investments        2,471,028   192,426     326,386     36,658       69,044
                                    ----------  --------  ---------- ----------  -----------
Net increase in net assets
     resulting from operations      $2,653,103  802,837     330,102    208,189      106,906
                                    ==========  ========  ========== ==========  ===========

See accompanying notes to financial statements.



                               STRATUS FUND, INC.
                      Statements of Changes in Net Assets
                       Six Months Ended December 31, 1996
                          and Year ended June 30, 1996


                                                                 Government
                                       Growth                    Securities
                                      Portfolio                  Portfolio
                                     Six Months                     Six
                                        Ended     Year Ended      Months Ended     Year Ended
                                  Dec. 31, 1996   June 30, 1996   Dec. 31,1996   June 30,1996
                                  -------------- -------------- --------------- --------------
                                     (Unaudited)                 (Unaudited)
Operations:
    Net investment income               $182,075     $331,555       610,411      952,369
    Net realized gain (loss) on
     investments                         704,415    1,539,268      (69,207)     (56,450)
    Unrealized appreciation
     (depreciation)                    1,766,613    1,768,406       261,633    (348,738)
                                       ---------    ---------      --------    ---------
        Net increase in net assets
          resulting from operations    2,653,103    3,639,229       802,837      547,181
                                       ---------    ---------      --------    ---------

Distributions to shareholders from:
    Net investment income                187,981      327,797       609,553      949,207
    Net realized gains                 1,270,098      242,886          -            -
                                       ---------    ---------      --------    ---------
        Total distributions            1,458,079      570,683       609,553      949,207
                                       ---------    ---------      --------    ---------

Capital share transactions:
    Proceeds from sales                4,515,602   11,764,925     3,847,335   14,607,453
    Net assets from
        Common Trust Fund (note 6)     6,102,448         -              -            -
    Payment for redemptions           (4,120,866)  (3,553,648)    (3,174,636)  (5,841,352)
    Reinvestment of net investment
        income and net realized gain
        distributions at
        net asset value                1,337,137      534,808       535,333      793,884
                                       ---------    ---------      --------    ---------
        Total increase from capital
          share transactions           7,834,321    8,746,085     1,208,032    9,559,985
                                       ---------    ---------      --------    ---------
Total increase in net assets           9,029,345   11,814,631     1,401,316    9,157,959

Net assets:
  Beginning of period                 24,627,983   12,813,352    23,043,163   13,885,204
                                       ---------    ---------      --------    ---------
  End of period                      $33,657,328   24,627,983    24,444,479   23,043,163
                                      ==========   ==========    ==========  ===========

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                      Statements of Changes in Net Assets
                       Six Months Ended December 31, 1996
                          and Year ended June 30, 1996

                                                               Intermediate
                                       Capital                 Government
                                     Appreciation                 Bond
                                      Portfolio                 Portfolio
                                     Six Months                Six Months
                                        Ended    Year Ended      Ended          Year Ended
                                   Dec. 31, 1996 June 30, 1996  Dec. 31, 1996  June 30, 1996
                                     (Unaudited)               (Unaudited)
                                    ------------  -----------  --------------  ------------
Operations:
    Net investment income (loss)          $3,716   ($18,720)       171,531      326,734
    Net realized gain (loss) on
      investments                        (99,400)   262,607          1,448        (388)
    Unrealized appreciation
    (depreciation)                       425,786     16,846         35,210     (61,056)
                                       ---------    ---------      --------    ---------
        Net increase in net assets
          resulting from operations      330,102    260,733        208,189      265,290
                                       ---------    ---------      --------    ---------

Distributions to shareholders from:
    Net investment income                   -            -         171,551      325,597
    Net realized gains                    35,048      72,180          -            -
                                       ---------    ---------      --------    ---------
        Total distributions               35,048      72,180       171,551      325,597
                                       ---------    ---------      --------    ---------

Capital share transactions:
    Proceeds from sales                2,328,964   1,536,363        94,651    3,719,234
    Payment for redemptions             (269,010)    (55,095)   (1,454,766)  (2,213,866)
    Reinvestment of net investment
      income and net realized gain
      distributions at net asset value    15,333      56,061       143,260      261,014
                                       ---------    ---------      --------    ---------
        Total increase (decrease)
        from capital
        share transactions             2,075,287   1,537,329   (1,216,855)    1,766,382
                                       ---------    ---------      --------    ---------
Total increase (decrease)  in
  net assets                           2,370,341   1,725,882   (1,180,217)    1,706,075


Net assets:
  Beginning of period                  2,474,470     748,588     7,224,506    5,518,431
                                       ---------    ---------      --------    ---------
  End of period                       $4,844,811   2,474,470     6,044,289    7,224,506
                                       =========  ==========     =========   ==========

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                       Statements of Changes in Net Assets
                  The Period from October 1, 1996 (commencement
                       of operations) to December 31, 1996

                                                                  International
                                                                   Portfolio
                                                                    Period Ended
                                                                   Dec. 31, 1996
                                                                  (Unaudited)
                                                                 --------------
             Operations:
                 Net investment income                                  $37,862
                 Net realized gain on investments                         5,541
                 Unrealized appreciation                                 63,503
                                                                        --------
                     Net increase in net assets
                      resulting from operations                         106,906
                                                                        --------
             Distributions to shareholders from:
                 Net investment income                                   38,173
                 Net realized gains                                         -
                                                                        --------
                     Total distributions                                 38,173
                                                                        --------
             Capital share transactions:
                 Proceeds from sales                                  6,820,390
                 Payment for redemptions                               (168,216)
                 Reinvestment of  net investment income
                    and net realized gain distributions at
                    net asset value                                      37,414
                                                                      ----------
                     Total increase from capital
                       share transactions                             6,689,588
                                                                      ----------
             Total increase in net assets                             6,758,321

             Net assets:
               Beginning of period                                         -
                                                                      ----------
               End of period                                         $6,758,321
                                                                      ==========

             See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              Financial Highlights
                       Six Months ended December 31, 1996
        Years ended June 30, 1996 and 1995 and the period from October 8,
               1993 (commencement of operations) to June 30, 1994

                                                        Growth
                                                      Portfolio
                                   -------------------------------------------------
                                     Six           Year          Year         Period
                                 Months Ended     Ended          Ended         Ended
                                Dec. 31, 1996  June 30,1996  June 30, 1995  June 30,1994
                              ---------------  ------------ ------------- ---------------
                                  (Unaudited)
Net asset value:
  Beginning of period                  $13.67        11.47        9.84        10.00
                                       ------        -----        ----        -----
  Income from investment operations:
     Net investment income               0.10         0.23        0.22         0.19
     Net realized and unrealized
     gain (loss) on investments          1.39         2.36        1.72       (0.16)
                                         ----         ----        ----       ------
            Total income from
             investment operations       1.49         2.59        1.94         0.03
                                         ----         ----        ----         ----
 Less distributions:
    Dividends from net
     investment income                 (0.11)       (0.22)      (0.22)       (0.19)
    Distributions from capital gains   (0.60)       (0.17)      (0.09)         -
                                       ------       ------      ------       ------
            Total distributions        (0.71)       (0.39)      (0.31)       (0.19)
                                       ------       ------      ------       ------

  End of period                        $14.45        13.67       11.47         9.84
                                   ===========   ==========  ========== ============

Total return                            23.0% **     22.6%       20.3%       (.03%) *
                                   ===========   ==========  ========== ============

Ratios/Supplemental data:
  Net assets, end of period        $33,657,328   24,627,983  12,813,352  12,892,161

  Ratio of expenses to average
   net assets                           0.76% **     0.71%       0.82%        0.76% **
  Ratio of net income to average
   net assets                           1.43% **     1.78%       2.14%        2.38% **
  Portfolio turnover rate              34.09%       92.72%      19.89%       10.05%

*Total return is not annualized.
**Annualized for those periods less than twelve months in duration.


                               STRATUS FUND, INC.
                              Financial Highlights
                     Six Months ended December 31, 1996 and
        Years ended June 30, 1996 and 1995 and the period from October 8,
               1993 (commencement of operations) to June 30, 1994

                                                   Government Securities
                                                         Portfolio
                                       -----------------------------------------------
                                       Period        Year          Year        Period
                                       Ended         Ended         Ended      Ended
                                    Dec. 31, 1996 June 30,1996 June 30,1995   June 30,1994
                                   ------------- ------------ ------------- ----------------
                                   (Unaudited)
Net asset value:
  Beginning of period                       $9.64        $9.77        9.40      10.00
                                            -----        -----        ----      -----

  Income (loss) from investment operations:
     Net investment income                   0.25         0.49        0.45       0.27
     Net realized and unrealized gain
      (loss) on investments                  0.08       (0.13)        0.37     (0.60)
                                             ----       ------        ----     ------
            Total income (loss) from
                  investment operations      0.33         0.36        0.82     (0.33)
                                             ----         ----        ----     ------

   Less distributions from net             (0.25)       (0.49)      (0.45)     (0.27)
      investment income                    ------       ------      ------     ------

  End of period                             $9.72        $9.64        9.77       9.40
                                       ===========   ==========  ========== ==========

Total return                                 6.8% **      3.7%        9.0%     (3.4%) *
                                       ===========   ==========  ========== ==========

Ratios/Supplemental data:
  Net assets, end of period            $24,444,479   23,043,163  13,885,204 12,477,517

  Ratio of expenses to average net assets    0.76% **     0.69%       0.80%      0.74% **
  Ratio of net income to average net assets  5.09% **     5.04%       4.82%      3.89% **
  Portfolio turnover rate                   11.66%       40.61%      33.88%     17.36%

*Total return is not annualized.
**Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              Financial Highlights
                     Six Months Ended December 31, 1996 and
     Years ended June 30, 1996, 1995 and 1994 and the Period from January 4,
               1993 (commencement of operations) to June 30, 1993

                                               Capital Appreciation Portfolio
                                     ---------------------------------------------------

                                         Six        Year       Year      Year    Period
                                     Months Ended   Ended      Ended    Ended    Ended
                                       Dec. 31,    June 30,  June 30,  June 30,  June 30,
                                         1996        1996       1995     1994      1993
                                     ------------  -------    -------- -------  ---------
                                      (Unaudited)
Net asset value:
  Beginning of period                    $13.19      11.23      8.95     9.40     10.00
                                         ------      -----      ----     ----     -----
  Income (loss) from investment operations:
     Net investment income (loss)          0.01     (0.19)    (0.15)   (0.12)    (0.04)
     Net realized and unrealized
         gain (loss) on investments        1.08       2.88      2.62   (0.33)    (0.56)
                                           ----       ----      ----   ------    ------
       Total Income (loss) from
          Investment Operations            1.09       2.69      2.47   (0.45)    (0.60)
                                           ----       ----      ----   ------    ------

    Less distributions from
       capital gains                     (0.27)     (0.73)    (0.19)       -       -
                                     -----------  ---------  --------  ------- ---------

  End of period                          $14.01      13.19     11.23     8.95      9.40
                                     ===========  =========  ========  ======= =========

Total return                              13.8% **   26.0%     28.6%   (4.8%)    (6.0%) *
                                     ===========  =========  ========  ======= =========

Ratios/Supplemental data:
  Net assets, end of period          $4,844,811   2,474,470  748,588   653,757  583,403

  Ratio of expenses to average
    net  assets                           1.24% **   2.84%     2.69%    2.13%     2.41% **

  Ratio of net income (loss)
       to average net assets              0.18% ** (1.54%)   (1.59%)   (1.27%)   (1.04%) **

  Portfolio turnover rate               129.15%    179.06%   214.47%    9.09%     4.42%


*Total return is not annualized.
**Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              Financial Highlights
                     Six Months Ended December 31, 1996 and
                 Years ended June 30, 1996, 1995, 1994 and 1993

                                         Intermediate Government Bond
                                                  Portfolio
                              -------------------------------------------------------------
                              Six         Year      Year      Year      Year      Year
                           Months Ended   Ended     Ended     Ended     Ended     Ended
                             Dec. 31,    June 30,   June 30, June 30,  June 30,  June 30,
                               1996       1996       1995     1994      1993       1992
                           ------------ --------  --------- --------  ---------  --------
                            (Unaudited)
Net asset value:
  Beginning of period            $10.47     10.56      10.29     10.84     10.72     10.02
                                 ------     -----      -----     -----     -----     -----
  Income (loss) from
        investment operations:
    Net investment income          0.27      0.52       0.50      0.47      0.38      0.94
    Net realized and unrealized
        gain (loss) on investments 0.06    (0.09)       0.27    (0.55)      0.34      0.70
                                   ----    ------       ----    ------      ----      ----
     Total income (loss) from
         investment operations     0.33      0.43       0.77    (0.08)      0.72      1.64
                                   ----      ----       ----    ------      ----      ----
  Less distributions:
    Dividends from net
         investment income       (0.27)    (0.52)     (0.50)    (0.47)    (0.38)    (0.94)
    Distributions from
     capital gains                 -         -          -         -       (0.22)      -
                                 -----       -----     -----     -----    ------    -----
      Total distributions        (0.27)    (0.52)     (0.50)    (0.47)    (0.60)    (0.94)
                                 ------    ------     ------    ------    ------    ------

  End of period                  $10.53     10.47      10.56     10.29     10.84     10.72
                              ==========  ========  ========= ========= ========= =========

Total return                       6.4% *    4.1%       7.9%    (0.8%)      8.9%     11.4%
                              ==========  ========  ========= ========= ========= =========

Ratios/Supplemental data:
  Net assets, end of period   $6,044,289  7,224,506 5,518,431 7,774,768 6,747,719 4,680,585

  Ratio of expenses to
       average net assets         1.03% *   1.03%      1.11%     1.05%     1.12%     1.04%

  Ratio of net income to
      average net assets          5.12% *   4.95%      4.84%     4.41%     4.58%     5.31%

  Portfolio turnover rate         9.41%     4.05%     27.67%    21.02%    32.39%   205.89%

*Annualized for those periods less than twelve months in duration.
See accompanying notes to financial statements.

                         STRATUS FUND, INC.
                        Financial Highlights
                    Period from October 1, 1996
         (commencement of operations) to December 31, 1996
                            (Unaudited)

                                                     International
                                                       Portfolio
                                                    -----------------
                                                       Period Ended
                                                       Dec. 31, 1996
                                                      -----------

Net asset value:
  Beginning of period                                      $10.00
                                                            -----
  Income from investment operations:
     Net investment income                                   0.06
     Net realized and unrealized gain
       on investments                                        0.10
                                                             ----
            Total income from
             investment operations                           0.16

   Less distributions from net investment income            (0.06)

  End of period                                            $10.10
                                                       ===========

Total return                                                 6.6% *
                                                       ===========

Ratios/Supplemental data:
  Net assets, end of period                            $6,758,321

  Ratio of expenses to average net assets                   0.75% *
  Ratio of net income to average net assets                 1.18% *
  Portfolio turnover rate                                   5.47%

*Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                          Notes to Financial Statements
                                December 31, 1996

1.   Organization
     Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 1996, the following series are presently authorized and have shares outstanding.

        Growth Portfolio                              Capital Appreciation
        Portfolio
        Government                                    Intermediate Government
         Securities Portfolio                          Bond Portfolio
                                                      International Portfolio

2.   Summary of Significant Account Policies
     The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

     Use of Estimates: In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     Valuation of Investments
     Investment securities are carried at market determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

     All securities are valued in accordance with the above noted policies at the close of each business day.

     The Growth and Capital Appreciation Portfolios are authorized to engage in the purchase of exchange-traded put and call options. When a call option is purchased, an amount equal to the premium received by the Portfolio is included by the Portfolio in the Portfolio's statement of assets and liabilities as a liability.

     The amount of the liability is subsequently marked to market to reflect the current value of the option written. The current market value of the traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     When a put option is purchased, an amount equal to the premium paid by the Portfolio is included by the Portfolio in the Portfolio's statement of assets and liabilities as an asset. The amount of the asset is subsequently marked to market to reflect the value of the option written. The current market value of a traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the Portfolio enters into a closing sales transaction, the Portfolio realized a gain (or loss if the cost of a closing transaction is lower than the premium paid when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the asset related to such option is extinguished. When an option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally paid.

     At December 31, 1996, the Growth and Capital Appreciation Portfolios had no such option contracts outstanding nor were any written during the year.

     At December 31, 1996, the cost of investment securities is identical for financial reporting and income tax purposes.

     Security Transactions
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains and losses are determined by specifically identifying the issue sold.

     Federal Income Taxes
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized loss carry forwards have been offset or expired. The losses will expire in 8 years. Each Portfolio prepares its tax return on an accrual basis.

     Distribution to Shareholders
     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities and Intermediate Government Bond Portfolios declare dividends monthly and the Growth and Capital Appreciation Portfolios declare dividends semi-annually. The dividends declared become payable immediately.

     Cash Equivalents
     The Fund considers investments with an original maturity of three months or less when purchased to be cash equivalents.

3.   Fees, Expenses and Related Party Transactions
     The Fund and each of its Portfolios have retained Union Bank and Trust Company (UBATCO) as their exclusive investment adviser and custodian of the Fund's assets (hereinafter, the Adviser). The agreement provides that the Capital Appreciation Portfolio will compensate the Adviser on a performance based scale, whereby the Portfolio will pay a fee which may be increased or decreased by up to 1.40% of the average daily net assets during the latest 12 months (a rolling average method), depending upon the performance of this Portfolio relative to the S&P 500. The performance based scale became effective January 1, 1994. Prior to January 1, 1994, the fee was equal to 1.40%. For the six months ended December 31, 1996, the annualized fee ranged from 0.0% to 1.42%.

     Growth and Government Securities Portfolios will pay the Adviser a fee equal to .50% per annum of its average daily net assets. The Intermediate Government Bond Portfolio will pay an advisory fee of .65% per annum of its average daily net assets. The International Portfolio will pay the Adviser a fee equal to 1.15% per annum of its average daily net assets. These Portfolios do not participate in performance based compensation scales.

     The Fund and each of its Portfolios have retained UBATCO as the custodian of the Fund's investments. The agreement provides that the portfolios (except the Growth, Government Securities, and International Portfolios, which pay no fee), will pay the custodian an annual fee which is calculated and billed quarterly. The fee calculation does not include cash equivalents. The fee consists of an investment transaction charge of $12 for each transaction, the fee of $100 per account, plus an additional fee calculated in accordance with the following table.

             Net assets of:
               $0 - $10 million                          11 basis points
               $10 - $20 million                          6 basis points
               Over $20 million                         2.5 basis points

     The Fund and each of its Portfolios have retained Lancaster Administrative Services, Inc. (the Administrator) to act as their transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets. From July 1, 1996 to December 31, 1996 the Administrator waived .15% of its .25% administrative fee.

     Under the terms of the advisory, custodian and administrative agreements outlined above, the Portfolios collectively incurred $174,848.50, $7,438.83 and $31,747.24 for such services

     At December 31, 1996, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

                                        Payable to       Payable to
                                          Adviser       Administrator    Total
                                        ----------    --------------   -------
        Growth Portfolio                 11,719           2,344         14,063
        Government Securities Portfolio  10,475           2,103         12,578
        Capital Appreciation Portfolio    5,619             401          6,020
        Intermediate Government
         Bond Portfolio                   3,402             527          3,929
        International Portfolio           6,583             572          7,155
                                        =======          ======        =======

     Under the terms of the advisory agreement, the Adviser may be obligated to reimburse a Portfolio up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Portfolio, including the Adviser's fee, exceed certain limitations. At December 31, 1996, no expense reimbursement was required.

     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios primarily used SMITH HAYES Financial Services Corporation (SMITH HAYES), a company related through common ownership and management, to affect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transaction in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $20,449 for their brokerage services during the six months ended December 31, 1996.

     The Portfolios also retained SMITH HAYES (the Distributor) to act as the underwriter and distributor of the Fund's shares. The Distributor received $55 and paid out 100% of this amount as commissions and dealer allowances.

4.   Securities Transactions
     Purchases of  securities  and proceeds  from sales were as follows for each
     Portfolio:

                                               Purchases of      Proceeds
                                                 Securities     from Sales
                                                 ---------       ---------
     Growth Portfolio                           $8,859,078      $9,449,749
     Government Securities Portfolio             4,638,488       3,877,534
     Capital Appreciation Portfolio              6,454,862       4,542,305
     Intermediate Government Bond Portfolio        598,098       1,753,367
     International Portfolio                     6,970,225         244,393
                                                 =========      ==========

     At December 31, 1996, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:

                                                      Aggregate Gross
                                                        Unrealized
                                              Appreciation     Depreciation
                                              ------------     ------------
        Growth Portfolio                        $7,315,030        $166,323
        Government Securities Portfolio            117,041         137,944
        Capital Appreciation Portfolio             655,133          41,310
        Intermediate Government Bond Portfolio      35,108          14,722
        International Portfolio                    307,419         243,916
                                                ==========      ==========

5.   Capital Share Transactions
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share. The Board of Directors have authorized twenty million shares to be issued in the Growth Portfolio and ten million each in the Government Securities Portfolio, Capital
     Appreciation Portfolio, Intermediate Government Bond Portfolio, and the International Portfolio.

     Transactions in the capital stock of each Portfolio for the period ended December 31, 1996 were as follows:
                                                                 Government
                                                  Growth          Securities
                                                 Portfolio         Portfolio
                                                ----------       -----------
         Transactions in shares:
           Shares sold                         320,146.922       396,802.154
           Shares issued in fund conversion    417,404.084             -
           Shares redeemed                    (302,643.250)     (328,080.074)
           Reinvested dividends                 92,471.442        55,223.009
                                              ------------    --------------
           Net increase                        527,379.198       123,945.089
                                               ===========     =============

                                                                Intermediate
                                                  Capital         Government
                                               Appreciation          Bond
                                                Portfolio          Portfolio
                                              ------------     ------------
         Transactions in shares:
           Shares sold                         177,603.109         9,018.242
           Shares redeemed                     (20,456.683)     (138,318.609)
           Reinvested dividends                  1,101.520        13,644.969
                                              ------------      ------------
           Net increase (decrease)             158,247.946      (115,655.398)
                                               ===========      ============

                                              International
                                                Portfolio
                                              -------------
         Transactions in shares:
           Shares sold                         681,749.951
           Shares redeemed                     (16,620.846)
           Reinvested dividends                  3,741.427
                                              ------------
           Net increase                        668,870.532
                                               ===========

     At December 31, 1996, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                      Shares         Value
                                                    ---------       ---------
           Growth Portfolio                         18,936.889      $273,638
           Government Securities Portfolio          36,111.787       351,007
           Capital Appreciation Portfolio           16,696.902       233,924
           Intermediate Government Bond Portfolio   13,079.067       137,723
           International Portfolio                   3,982.307        40,221

     At December,  1996,  UBATCO held,  in nominee  name,  the following in each
     Portfolio:

                                                      Shares         Value
                                                    ---------       ---------
         Growth Portfolio                        2,324,108.979   $33,583,375
         Government Securities Portfolio         2,515,642.777    24,452,048
         Capital Appreciation Portfolio            347,101.490     4,862,892
         Intermediate Government Bond Portfolio    570,201.746     6,004,224
         International Portfolio                   668,888.770     6,755,777

6.   Business Changes
     The International Portfolio commenced operations on October 1, 1996.

     On December 27, 1996, the net assets of Union Bank's Common Trust Equity Fund were transferred into the Growth Portfolio with a corresponding purchase of shares for the Fund's shareholders. The transaction was accounted for as a tax free exchange. The market value of the assets transferred was $6,102,448 with unrealized appreciation of $1,862,355.